SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES (Details) - Yahaloma technologies inc [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Country of incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%